UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                      October 26, 2006 to November 27, 2006


Commission File Number of issuing entity: 333-127020-12


                 J.P. Morgan Mortgage Acquisition Corp. 2006-HE1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-127020


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       56-2566474, 56-2566476, 56-2566477
                          ----------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-HE1
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1              [   ]           [   ]           [ x ]
    A2              [   ]           [   ]           [ x ]
    A3              [   ]           [   ]           [ x ]
    A4              [   ]           [   ]           [ x ]
    M1              [   ]           [   ]           [ x ]
    M2              [   ]           [   ]           [ x ]
    M3              [   ]           [   ]           [ x ]
    M4              [   ]           [   ]           [ x ]
    M5              [   ]           [   ]           [ x ]
    M6              [   ]           [   ]           [ x ]
    M7              [   ]           [   ]           [ x ]
    M8              [   ]           [   ]           [ x ]
    M9              [   ]           [   ]           [ x ]
    M10             [   ]           [   ]           [ x ]
    M11             [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On November 27, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-HE1 Asset-Backed Pass-Through Certificates, Series 2006-HE1. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

        Statement to Certificateholders on November 27, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                      J.P. MORGAN ACCEPTANCE CORPORATION I
                                      (Depositor)

                                By:   /s/ William C. Buell
                                      ----------------------
                                      William C. Buell
                                      Vice President

                              Date:   December 8, 2006

EXHIBIT INDEX

Exhibit Number Description

EX-99.1 Monthly report distributed to holders of J.P.Morgan Mortgage Acquisition Corp. 2006-HE1 Asset-Backed Pass-Through Certificates, Series 2006-HE1 relating to the November 27, 2006 distribution.


                                     EX-99.1
          J.P. Morgan Mortgage Acquisition Corporation, Series 2006-HE1
                                  November 27, 2006


                                Table of Contents
                                                                    Page
Distribution Report                                                   2
Factor Report                                                         3
Delinquent Mortgage Loans                                             9
Delinquency Trend Group                                              10
Bankruptcies                                                         11
Foreclosures                                                         12
REO Properties                                                       13
REO Property Scheduled Balance                                       14
Principal Payoffs by Group occurred in this Distribution             14
Realized Loss Group Report                                           15


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                            New York, New York 10004
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: alexander.t.tonge@jpmorgan.com

         J.P. Morgan Mortgage Acquisition Corporation, Series 2006-HE1
                                 November 27, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         PRINCIPAL                                                        REALIZED      DEFERRED    PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1         166,827,000.00    122,764,479.90   7,724,197.51     620,062.93  8,344,260.44        0.00         0.00     115,040,282.39
A2         199,142,000.00    122,477,625.52  14,184,233.43     606,264.25 14,790,497.68        0.00         0.00     108,293,392.09
A3          62,953,000.00     62,953,000.00           0.00     317,388.04    317,388.04        0.00         0.00      62,953,000.00
A4          48,603,000.00     48,603,000.00           0.00     249,940.93    249,940.93        0.00         0.00      48,603,000.00
M1          23,226,000.00     23,226,000.00           0.00     121,568.76    121,568.76        0.00         0.00      23,226,000.00
M2          21,058,000.00     21,058,000.00           0.00     110,414.11    110,414.11        0.00         0.00      21,058,000.00
M3          13,936,000.00     13,936,000.00           0.00      73,326.59     73,326.59        0.00         0.00      13,936,000.00
M4          10,219,000.00     10,219,000.00           0.00      54,705.71     54,705.71        0.00         0.00      10,219,000.00
M5          10,219,000.00     10,219,000.00           0.00      54,893.06     54,893.06        0.00         0.00      10,219,000.00
M6           9,290,000.00      9,290,000.00           0.00      50,584.05     50,584.05        0.00         0.00       9,290,000.00
M7           8,981,000.00      8,981,000.00           0.00      54,499.70     54,499.70        0.00         0.00       8,981,000.00
M8           7,123,000.00      7,123,000.00           0.00      44,530.62     44,530.62        0.00         0.00       7,123,000.00
M9           6,503,000.00      6,503,000.00           0.00      46,317.62     46,317.62        0.00         0.00       6,503,000.00
M10          5,265,000.00      5,265,000.00           0.00      37,741.28     37,741.28        0.00         0.00       5,265,000.00
M11          6,194,000.00      6,194,000.00           0.00      44,400.66     44,400.66        0.00         0.00       6,194,000.00
P                  100.00            100.00           0.00     384,657.25    384,657.25        0.00         0.00             100.00
R                    0.00              0.00           0.00           0.00          0.00        0.00         0.00               0.00
TOTALS     599,539,100.00    478,812,205.42  21,908,430.94   2,871,295.56 24,779,726.50        0.00         0.00     456,903,774.48
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                   ENDING
              FACE         NOTIONAL                                                         REALIZED      DEFERRED     NOTIONAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C          619,359,045.00    498,631,694.57           0.00     202,912.27    202,912.27        0.00         0.00     476,723,263.63
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                       BEGINNING                                                                 ENDING              PASS-THRU
CLASS        CUSIP     PRINCIPAL          PRINCIPAL          INTEREST              TOTAL        PRINCIPAL            RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1        46626LGT1       735.87896384     46.30064384           3.71680202        50.01744586       689.57832000     5.510000%
A2        46626LGD6       615.02659168     71.22672982           3.04438165        74.27111147       543.79986186     5.400000%
A3        46626LGE4     1,000.00000000      0.00000000           5.04166664         5.04166664     1,000.00000000     5.500000%
A4        46626LGF1     1,000.00000000      0.00000000           5.14250005         5.14250005     1,000.00000000     5.610000%
M1        46626LGG9     1,000.00000000      0.00000000           5.23416688         5.23416688     1,000.00000000     5.710000%
M2        46626LGH7     1,000.00000000      0.00000000           5.24333318         5.24333318     1,000.00000000     5.720000%
M3        46626LGJ3     1,000.00000000      0.00000000           5.26166691         5.26166691     1,000.00000000     5.740000%
M4        46626LGK0     1,000.00000000      0.00000000           5.35333301         5.35333301     1,000.00000000     5.840000%
M5        46626LGL8     1,000.00000000      0.00000000           5.37166650         5.37166650     1,000.00000000     5.860000%
M6        46626LGM6     1,000.00000000      0.00000000           5.44500000         5.44500000     1,000.00000000     5.940000%
M7        46626LGN4     1,000.00000000      0.00000000           6.06833315         6.06833315     1,000.00000000     6.620000%
M8        46626LGP9     1,000.00000000      0.00000000           6.25166643         6.25166643     1,000.00000000     6.820000%
M9        46626LGQ7     1,000.00000000      0.00000000           7.12250038         7.12250038     1,000.00000000     7.770000%
M10       46626LGR5     1,000.00000000      0.00000000           7.16833428         7.16833428     1,000.00000000     7.820000%
M11       46626LGS3     1,000.00000000      0.00000000           7.16833387         7.16833387     1,000.00000000     7.820000%
P            N/A        1,000.00000000      0.00000000   3,846,572.50000000 3,846,572.50000000     1,000.00000000     0.000000%
TOTALS                    798.63382625     36.54212201           4.78917148        41.33129349       762.09170424
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      CURRENT
                       BEGINNING                                                                 ENDING               PASS-THRU
CLASS        CUSIP     NOTIONAL         PRINCIPAL          INTEREST              TOTAL           NOTIONAL             RATE
-----------------------------------------------------------------------------------------------------------------------------------
C            N/A          805.07695592      0.00000000           0.32761654       0.32761654       769.70420870          0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

         J.P. Morgan Mortgage Acquisition Corporation, Series 2006-HE1
                                 November 27, 2006
Dates:

Record Date                                                                                   11/15/06
Determination Date                                                                            11/24/06
Distribution Date                                                                             11/27/06
Principal Funds:
Scheduled Principal Payments (Total)                                                        250,766.30
Group 1                                                                                      90,806.40
Group 2                                                                                     159,959.90

Principal Prepayments (Total)                                                            21,122,247.87
Group 1                                                                                   7,440,226.95
Group 2                                                                                  13,682,020.92

Curtailments (Total)                                                                         30,163.24
Group 1                                                                                       8,381.06
Group 2                                                                                      21,782.18

Curtailment Interest Adjustments (Total)                                                       -284.51
Group 1                                                                                          19.21
Group 2                                                                                        -303.72

Repurchase Principal (Total)                                                                      0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Substitution Amounts (Total)                                                                      0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Net Liquidation Proceeds (Total)                                                            -23,900.27
Group 1                                                                                      -3,882.64
Group 2                                                                                     -20,017.63
Other Principal Adjustments (Total)                                                               0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Non Recoverable Principal Advances (Total)                                                   15,939.59
Group 1                                                                                       3,635.91
Group 2                                                                                      12,303.68

Interest Funds:

Gross Interest                                                                            3,283,714.89
Group 1                                                                                   1,134,029.45
Group 2                                                                                   2,149,685.44

Servicing Fees                                                                              207,763.22
Group 1                                                                                      71,792.67
Group 2                                                                                     135,970.55

Trustee Fees                                                                                  1,662.08
Group 1                                                                                         574.34
Group 2                                                                                       1,087.74

Custodian Fee                                                                                   831.05
Group 1                                                                                         287.17
Group 2                                                                                         543.88

Trust Oversight Manager Fees                                                                  6,232.90
Group 1                                                                                       2,153.78
Group 2                                                                                       4,079.12

Non Recoverable Interest Advances (Total)                                                       765.62
Group 1                                                                                         195.99
Group 2                                                                                         569.63

Retro SSCRA (Total)                                                                               0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                   68
Group 1                                                                                             20
Group 2                                                                                             48

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected       12,925,408.43
Group 1                                                                                   3,997,894.00
Group 2                                                                                   8,927,514.43

Amount of Prepayment Penalties Collected                                                    384,657.25
Group 1                                                                                     114,998.02
Group 2                                                                                     269,659.23
Available Remitance Amount                                                               24,429,513.06

Principal Remittance Amount (Total)                                                      21,363,053.04
Group 1                                                                                   7,531,915.07
Group 2                                                                                  13,831,137.97

Interest Remittance Amount (Total)                                                        3,066,460.02
Group 1                                                                                   1,059,025.50
Group 2                                                                                   2,007,434.52

Pool Detail:
Beginning Number of Loans Outstanding                                                            2,950
Group 1                                                                                          1,166
Group 2                                                                                          1,784

Ending Number of Loans Outstanding                                                               2,833
Group 1                                                                                          1,123
Group 2                                                                                          1,710

Beginning Aggregate Loan Balance                                                        498,631,694.87
Group 1                                                                                 172,302,405.00
Group 2                                                                                 326,329,289.87

Ending Aggregate Loan Balance                                                           476,723,263.93
Group 1                                                                                 164,673,581.34
Group 2                                                                                 312,049,682.59

Current Advances                                                                                  0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Aggregate Advances                                                                                0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Weighted Average Remaning Term To Maturity                                                         328
Group 1                                                                                            336
Group 2                                                                                            324

Weighted Average Net Mortgage Rate                                                            7.38154%
Group 1                                                                                       7.37695%
Group 2                                                                                       7.38397%

Interest Accrual Period
Start Date                                                                            October 25, 2006
End Date                                                                             November 27, 2006
Number of Days in Accrual Period                                                                    33


     Delinquent Mortgage Loans
              Group 1
              Category               Number    Principal Balance     Percentage
              1 Month                  46           7,205,434.39         4.38%
              2 Month                   9           2,256,632.49         1.37%
              3 Month                   5             457,307.02         0.28%
               Total                   60           9,919,373.90         6.02%
     Delinquent Mortgage Loans
              Group 2
              Category               Number    Principal Balance     Percentage
              1 Month                  69          13,575,007.03         4.35%
              2 Month                  19           4,947,755.06         1.59%
              3 Month                  10             968,965.14         0.31%
               Total                   98          19,491,727.23         6.25%
* Delinquent Bankruptcies and Foreclosures are not included in the table above.

                            Bankruptcies
    Group Number   Number of Loans  Principal Balance  Percentage
             1            3               153,156.52        0.09%
             2           13             1,767,437.68        0.57%
        Total            16             1,920,594.20        0.40%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        2
Principal Balance of Bankruptcy Loans that are Current                                     56,024.30
Number of Bankruptcy Loans that are 1 Month Delinquent                                             0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                               0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                            0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           1
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                        97,132.22
Total Number of Bankruptcy Loans                                                                   3
Total Principal Balance of Bankruptcy Loans                                               153,156.52

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        4
Principal Balance of Bankruptcy Loans that are Current                                    437,379.62
Number of Bankruptcy Loans that are 1 Month Delinquent                                             0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                               0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                            2
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                        315,507.57
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           7
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                     1,014,550.49
Total Number of Bankruptcy Loans                                                                  13
Total Principal Balance of Bankruptcy Loans                                             1,767,437.68

                           Foreclosures
    Group Number    Number of Loans  Principal Balance   Percentage
            1              34            5,541,259.50         3.36%
            2              65           13,854,820.52         4.44%
       Total               99           19,396,080.02         4.07%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                             0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                         34
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                    5,541,259.50
Total Number of Foreclosure Loans                                                                 34
Total Principal Balance of Foreclosure Loans                                            5,541,259.50

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           3
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                       337,690.02
Number of Foreclosure Loans that are 3+ Months Delinquent                                         62
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                   13,517,130.50
Total Number of Foreclosure Loans                                                                 65
Total Principal Balance of Foreclosure Loans                                           13,854,820.52

   REO Properties
    Group Number     Number of Loans  Principal Balance     Percentage
             1              5               396,221.15           0.24%
             2              4             1,386,766.63           0.44%
        Total               9             1,782,987.78           0.37%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  5
Principal Balance of REO Loans that are 3+ Months Delinquent                              396,221.15
Total Number of REO Loans                                                                          5
Total Principal Balance of REO Loans                                                      396,221.15

Group 2 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  4
Principal Balance of REO Loans that are 3+ Months Delinquent                            1,386,766.63
Total Number of REO Loans                                                                          4
Total Principal Balance of REO Loans                                                    1,386,766.63

 REO Property Scheduled Balance
     Group Number      Loan Number         REO Date   Schedule Principal Balance
           1            1001051323       03/01/2006             84,000.00
           1            1001136631       04/01/2006             93,682.62
           1            1001161718       01/01/2006             49,679.65
           1            1001205740       03/01/2006             53,610.47
           1            1001225359       03/01/2006            115,248.41
           2            1001167545       01/01/2006            122,967.03
           2            1001181035       02/01/2006            485,598.04
           2             502111662       05/01/2006            364,412.11
           2             504204182       01/01/2006            413,789.45
         Total                                               1,782,987.78

Principal Payoffs by Group occured in this Distribution
     Group Number         Number of Loans        Principal Balance    Percentage
              1                         0             7,529,616.99         4.57%
              2                         0            14,098,168.92         4.52%
         Total                          0            21,627,785.91         4.54%

   Realized Loss Group Report
     Group Number Current Loss    Cumulative Loss       Ending Balance  Balance of Liquidated Loans   Net Liquidation Proceeds
           1          93,272.68        200,715.87       164,673,581.34                   89,390.04                -3,882.64
           2         436,165.63        641,681.75       312,049,682.59                  416,148.00               -20,017.63
         TOTAL       529,438.31        842,397.62       476,723,263.93                  505,538.04               -23,900.27


Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                 529,438.31
Group 1                                                                                         93,272.68
Group 2                                                                                        436,165.63

Cumulative Realized Losses - Reduced by Recoveries                                             842,397.62
Group 1                                                                                        200,715.87
Group 2                                                                                        641,681.75

Current Applied Losses                                                                               0.00
Cumulative Applied Losses                                                                            0.00

Trigger Event                                                                                          NO
TEST I - Trigger Event Occurrence                                                                      NO
(Is Delinquency Percentage > 37.00% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                           6.65592%
37.00% of of Senior Enhancement Percetage                                                       10.96582%
OR
TEST II - Trigger Event Occurrence                                                                     NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                             0.13601%
Required Cumulative Loss %                                                                       0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                                       19,819,489.45
Ending Overcollateralization Amount                                                         19,819,489.45
Ending Overcollateralization Deficiency                                                              0.00
Overcollateralization Release Amount                                                                 0.00
Monthly Excess Interest                                                                        598,506.91
Payment to Class C                                                                             202,912.27

Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occured This Period                                                     0.00
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Interest Carryforward Amount Paid This Period                                                        0.00
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Swap Account:
Net Swap Payment Due                                                                                 0.00
Net Swap Payment Paid                                                                                0.00
Net Swap Receipt Due                                                                           168,468.44

Beginning Balance                                                                                    0.00
Additions to the Swap Account                                                                  168,468.44
Withdrawals from the Swap Account                                                              168,468.44
Ending Balance                                                                                       0.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                1,000.00
Additions to the Basis Risk Reserve Fund                                                        18,685.19
Divident Earnings on the Basis Risk Reserve Fund                                                     0.00
Withdrawals from the Basis Risk Reserve Fund                                                    18,685.19
Ending Balance                                                                                   1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                          715.02
Class M-9                                                                                        6,315.81
Class M-10                                                                                       5,354.76
Class M-11                                                                                       6,299.60

Interest Carryover Amount Paid This Period
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                          715.02
Class M-9                                                                                        6,315.81
Class M-10                                                                                       5,354.76
Class M-11                                                                                       6,299.60

Remaining Interest Carryover Amount
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class M-1                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                        0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                0.00
Prepayment Interest Shortfall Allocated to Class M-11                                                0.00
Prepayment Interest Shortfall Allocated to Class C                                                   0.00

Total Relief Act Interest Shortfall occured this distribution                                        0.00

Relief Act Interest Shortfall Allocated to Class A-1                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                0.00
Relief Act Interest Shortfall Allocated to Class M-11                                                0.00
Relief Act Interest Shortfall Allocated to Class C                                                   0.00

Available Net Funds Cap to Libor Certificates                                                    6.710493

One-Month LIBOR for Such Distribution Date                                                       5.320000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                        5.510000
Class A-2                                                                                        5.400000
Class A-3                                                                                        5.500000
Class A-4                                                                                        5.610000
Class M-1                                                                                        5.710000
Class M-2                                                                                        5.720000
Class M-3                                                                                        5.740000
Class M-4                                                                                        5.840000
Class M-5                                                                                        5.860000
Class M-6                                                                                        5.940000
Class M-7                                                                                        6.620000
Class M-8                                                                                        6.820000
Class M-9                                                                                        7.770000
Class M-10                                                                                       7.820000
Class M-11                                                                                       7.820000

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Deferred Amount Paid This Period                                                                     0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Deferred Amount Occured This Period                                                                  0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Remaining Deferred Amount
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00


Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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